INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax provision:
Federal
State		1
Foreign	(197)	(691)
Total current	(197)	(690)
Deferred tax provision:
Federal
State
Total deferred
Total income tax benefit	$ (197)	$ (690)